Segments of Operations - Schedule of Long-Lived Assets by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Lived Assets by Geography [Line Items]
Property and Equipment	$ 33,195	$ 49,198	$ 46,916
Israel [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Property and Equipment	13,138	8,439	7,360
South Korea [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Property and Equipment	16,520	37,336	38,921
Unites States [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Property and Equipment	$ 3,537	$ 3,423	$ 635